SEGMENT REPORTING (Tables)	12 Months Ended
Mar. 31, 2014
Kyocera's Sales to KDDI Corporation and Its Consolidated Subsidiaries

Kyocera’s sales to KDDI Corporation and its consolidated subsidiaries which are mainly recorded in the Telecommunications Equipment Group are as follows:

	Years ended March 31,
	2012	2013	2014
Amount of sales to KDDI Corporation and its consolidated subsidiaries (Yen in millions)	¥121,130	¥92,901	¥116,498
Ratio of amount of sale to KDDI Corporation and its consolidated subsidiaries to consolidated net sales (%)	10.2	7.3	8.0

Information by Reporting Segment

Information by reporting segment at and for the years ended March 31, 2012, 2013 and 2014 is summarized on the following page:

Reporting segments

	Years ended March 31,
	2012	2013	2014
	(Yen in millions)
Net sales:
Fine Ceramic Parts Group	¥80,372	¥74,852	¥80,020
Semiconductor Parts Group	153,420	167,241	187,891
Applied Ceramic Products Group	179,784	211,439	272,795
Electronic Device Group	228,721	271,570	284,322
Telecommunications Equipment Group	178,669	177,314	186,749
Information Equipment Group	243,457	250,534	307,848
Others	151,987	159,902	173,137
Adjustments and eliminations	(25,540)	(32,798)	(45,393)

Net sales	¥1,190,870	¥1,280,054	¥1,447,369

	Years ended March 31,
	2012	2013	2014
	(Yen in millions)
Income before income taxes:
Fine Ceramic Parts Group	¥12,622	¥7,614	¥11,836
Semiconductor Parts Group	27,754	30,379	31,889
Applied Ceramic Products Group	6,459	17,924	33,501
Electronic Device Group	16,036	(4,014)	21,160
Telecommunications Equipment Group	1,469	1,340	1,437
Information Equipment Group	29,451	21,750	28,193
Others	8,054	10,542	6,276

Total operating profit	101,845	85,535	134,292
Corporate gains and Equity in losses of affiliates and an unconsolidated subsidiary	13,840	17,248	11,889
Adjustments and eliminations	(792)	(1,420)	87

Income before income taxes	¥114,893	¥101,363	¥146,268

	Years ended March 31,
	2012	2013	2014
	(Yen in millions)
Depreciation and amortization:
Fine Ceramic Parts Group	¥6,767	¥6,403	¥5,014
Semiconductor Parts Group	11,795	12,850	15,765
Applied Ceramic Products Group	14,843	15,152	13,558
Electronic Device Group	13,762	15,155	17,585
Telecommunications Equipment Group	8,949	7,514	5,091
Information Equipment Group	10,131	9,723	10,963
Others	4,668	4,734	5,965
Corporate	2,205	2,066	2,210

Total	¥73,120	¥73,597	¥76,151

	Years ended March 31,
	2012	2013	2014
	(Yen in millions)
Write-down of inventories:
Fine Ceramic Parts Group	¥105	¥252	¥330
Semiconductor Parts Group	703	228	824
Applied Ceramic Products Group	6,115	1,498	1,223
Electronic Device Group	991	956	1,170
Telecommunications Equipment Group	2,216	7,127	2,335
Information Equipment Group	1,169	1,106	1,016
Others	187	340	358

Total	¥11,486	¥11,507	¥7,256

	Years ended March 31,
	2012	2013	2014
	(Yen in millions)
Capital expenditures:
Fine Ceramic Parts Group	¥11,050	¥3,348	¥3,195
Semiconductor Parts Group	13,279	14,727	16,566
Applied Ceramic Products Group	13,001	7,963	8,546
Electronic Device Group	14,193	14,071	12,048
Telecommunications Equipment Group	4,142	3,069	2,997
Information Equipment Group	6,199	6,536	5,550
Others	2,800	2,837	3,437
Corporate	1,744	4,137	4,272

Total	¥66,408	¥56,688	¥56,611

	March 31,
	2012	2013	2014
	(Yen in millions)
Assets by reporting segment:
Fine Ceramic Parts Group	¥68,637	¥62,453	¥69,165
Semiconductor Parts Group	112,121	118,524	169,330
Applied Ceramic Products Group	265,093	327,465	317,750
Electronic Device Group	417,105	448,141	451,856
Telecommunications Equipment Group	109,975	119,894	105,597
Information Equipment Group	246,834	263,837	290,378
Others	138,304	158,617	171,652

	1,358,069	1,498,931	1,575,728
Corporate and investments in and advances to affiliates and an unconsolidated subsidiary	729,646	892,098	1,182,912
Adjustments and eliminations	(93,612)	(108,176)	(121,936)

Total assets	¥1,994,103	¥2,282,853	¥2,636,704

Information for Revenue from External Customers by Destination and Long-Lived Assets Based on Physical Location

Information for revenue from external customers by destination and long-lived assets based on physical location as of and for the years ended March 31, 2012, 2013 and 2014 are summarized as follows:

Geographic segments

	Years ended March 31,
	2012	2013	2014
	(Yen in millions)
Net sales:
Japan	¥559,344	¥574,202	¥643,423
Asia	205,469	235,520	274,512
Europe	204,887	198,868	247,700
United States of America	166,706	215,032	217,230
Others	54,464	56,432	64,504

Net sales	¥1,190,870	¥1,280,054	¥1,447,369

	March 31,
	2012	2013	2014
	(Yen in millions)
Long-lived assets:
Japan	¥187,566	¥182,987	¥180,342
Asia	35,545	45,585	49,140
Europe	18,725	19,623	21,395
United States of America	12,787	14,293	13,377
Others	5,914	6,336	6,303

Total	¥260,537	¥268,824	¥270,557